Capital Group Core Plus Income ETF
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 97.61% Mortgage-backed obligations 44.14% Federal agency mortgage-backed obligations 31.63%	Principal amount (000)	Value (000)
Fannie Mae Pool #CA8026 2.50% 12/1/2050[1]	USD100	$83
Fannie Mae Pool #FM6332 2.00% 2/1/2051[1]	743	591
Fannie Mae Pool #CA8895 2.50% 2/1/2051[1]	311	261
Fannie Mae Pool #CB1050 2.50% 7/1/2051[1]	860	721
Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	191	159
Fannie Mae Pool #FM8745 2.50% 2051[1]	663	552
Fannie Mae Pool #FM9195 2.50% 10/1/2051[1]	41	35
Fannie Mae Pool #BT6823 2.50% 10/1/2051[1]	22	18
Fannie Mae Pool #CB2408 2.50% 12/1/2051[1]	265	222
Fannie Mae Pool #FS6925 2.50% 12/1/2051[1]	81	68
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,080	1,661
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,531	3,110
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	732	636
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	256	214
Fannie Mae Pool #FS4110 2.50% 3/1/2052[1]	73	61
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	830	720
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	717	623
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	686	595
Fannie Mae Pool #CB3394 2.00% 4/1/2052[1]	1,183	942
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,124	895
Fannie Mae Pool #MA4577 2.00% 2052[1]	857	683
Fannie Mae Pool #BV5370 2.50% 4/1/2052[1]	7,047	5,877
Fannie Mae Pool #BV5332 2.50% 4/1/2052[1]	230	193
Fannie Mae Pool #FS7500 2.50% 4/1/2052[1]	38	31
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	697	606
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	669	584
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	2,590	2,069
Fannie Mae Pool #MA4597 2.00% 5/1/2052[1]	805	641
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	11,080	9,275
Fannie Mae Pool #BW2204 2.50% 5/1/2052[1]	96	80
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,504	2,176
Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	3,366	2,815
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	2,145	1,786
Fannie Mae Pool #BW7323 2.50% 6/1/2052[1]	466	391
Fannie Mae Pool #MA4626 4.00% 2052[1]	8,159	7,619
Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	3,875	3,230
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	578	483
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	238	198
Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	190	159
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	10,488	8,346
Fannie Mae Pool #MA4824 2.50% 10/1/2052[1]	2,176	1,813
Fannie Mae Pool #BX0466 4.00% 11/1/2052[1]	941	879
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	14,068	13,487
Fannie Mae Pool #BX2469 5.50% 12/1/2052[1]	274	274
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	3,695	3,538
Capital Group Core Plus Income ETF — Page 1 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	USD1,111	$926
Fannie Mae Pool #BW4985 4.00% 2/1/2053[1]	1,276	1,191
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,396	1,398
Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	977	912
Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]	951	888
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	339	341
Fannie Mae Pool #SD3124 2.50% 6/1/2053[1]	460	385
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	955	892
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,659	5,560
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	243	243
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	2,551	2,506
Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	67	56
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	1,844	1,844
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	103	103
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	6,932	6,472
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	428	428
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	10,076	10,255
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	2,580	2,622
Fannie Mae Pool #BY1448 4.00% 12/1/2053[1]	4,891	4,566
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	260	260
Fannie Mae Pool #MA5217 6.50% 12/1/2053[1]	349	360
Fannie Mae Pool #FS7880 2.50% 1/1/2054[1]	61	51
Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	11,503	10,739
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	242	242
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,162	6,158
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,758	2,772
Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	293	293
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,164	7,283
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	303	283
Fannie Mae Pool #MA5328 6.00% 4/1/2054[1]	928	943
Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	33	33
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,538	3,607
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	6,304	6,305
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	5,626	5,736
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,760	3,860
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	2,638	2,681
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,084	1,125
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	603	629
Fannie Mae Pool #DB8381 5.50% 8/1/2054[1]	680	680
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	7,709	7,834
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	22,898	22,883
Fannie Mae Pool #DC1349 6.50% 9/1/2054[1]	37	38
Fannie Mae Pool #MA5530 5.00% 11/1/2054[1]	131,390	128,854
Fannie Mae Pool #DC6011 5.50% 11/1/2054[1]	695	694
Fannie Mae Pool #DC4826 5.50% 12/1/2054[1]	3,774	3,771
Fannie Mae Pool #DC6842 5.50% 12/1/2054[1]	1,819	1,817
Fannie Mae Pool #DC4736 5.50% 12/1/2054[1]	1,605	1,604
Fannie Mae Pool #MA5583 4.00% 1/1/2055[1]	9,960	9,296
Fannie Mae Pool #MB0294 4.00% 1/1/2055[1]	2,203	2,056
Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	8,723	8,863
Fannie Mae Pool #MA5643 4.00% 3/1/2055[1]	827	772
Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	2,788	2,833
Freddie Mac Pool #ZS4017 5.50% 9/1/2027[1]	3	3
Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	715	595
Capital Group Core Plus Income ETF — Page 2 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	USD864	$719
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	1,850	1,476
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,142	911
Freddie Mac Pool #SD2962 2.50% 2/1/2052[1]	535	447
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	631	553
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,050	1,633
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	952	758
Freddie Mac Pool #QE0887 2.00% 3/1/2052[1]	847	674
Freddie Mac Pool #QE0615 2.50% 3/1/2052[1]	820	686
Freddie Mac Pool #QD8972 2.50% 3/1/2052[1]	432	362
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	959	763
Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	10,303	8,588
Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,366	1,137
Freddie Mac Pool #QE0170 2.50% 4/1/2052[1]	635	531
Freddie Mac Pool #RA8828 2.50% 4/1/2052[1]	587	491
Freddie Mac Pool #QE0323 2.50% 4/1/2052[1]	410	343
Freddie Mac Pool #QE0292 2.50% 4/1/2052[1]	271	226
Freddie Mac Pool #QE2310 2.50% 4/1/2052[1]	127	107
Freddie Mac Pool #QE1488 2.50% 4/1/2052[1]	65	55
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	821	713
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	816	708
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	770	669
Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	296	247
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	43,092	37,404
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	689	623
Freddie Mac Pool #QE4044 2.50% 6/1/2052[1]	481	402
Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	401	334
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	740	692
Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	545	455
Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	192	160
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	37,722	32,754
Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	5,706	5,328
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	1,533	1,278
Freddie Mac Pool #QE8026 2.50% 8/1/2052[1]	384	321
Freddie Mac Pool #SD8262 2.50% 9/1/2052[1]	6,173	5,146
Freddie Mac Pool #QF0923 2.50% 9/1/2052[1]	633	529
Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	453	377
Freddie Mac Pool #SD8291 2.50% 11/1/2052[1]	768	641
Freddie Mac Pool #QF5342 4.00% 12/1/2052[1]	968	904
Freddie Mac Pool #SD8303 2.50% 1/1/2053[1]	388	324
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	22,488	21,551
Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	3,991	3,921
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	2,308	2,155
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	285	266
Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	956	892
Freddie Mac Pool #QG1193 5.50% 4/1/2053[1]	299	299
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	1,183	1,104
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,509	2,465
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,538	3,540
Freddie Mac Pool #SD3417 2.50% 7/1/2053[1]	1,071	896
Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	950	887
Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,012	2,014
Freddie Mac Pool #RA9735 2.50% 8/1/2053[1]	116	97
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	957	894
Capital Group Core Plus Income ETF — Page 3 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG9041 4.00% 8/1/2053[1]	USD583	$544
Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	961	897
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	20,929	20,932
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	5,481	5,577
Freddie Mac Pool #SD4077 2.50% 10/1/2053[1]	3,092	2,586
Freddie Mac Pool #SD4550 2.50% 10/1/2053[1]	185	154
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,584	1,584
Freddie Mac Pool #SD4977 5.00% 11/1/2053[2]	99,428	97,698
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	5,581	5,582
Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	6,324	5,904
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	335	341
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	25,029	25,012
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	25,489	25,926
Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	1,983	1,851
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	48,505	48,473
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	15,847	16,116
Freddie Mac Pool #SD8438 5.50% 6/1/2054[1]	972	971
Freddie Mac Pool #QI7522 5.50% 6/1/2054[1]	25	25
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	41	41
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,633	1,632
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	11,000	11,322
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	8,405	8,569
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	2,439	2,478
Freddie Mac Pool #SD6700 6.00% 8/1/2054[1]	930	946
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	4,306	4,442
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	39,734	39,708
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	1,239	1,266
Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	248	248
Freddie Mac Pool #QJ6165 5.50% 10/1/2054[1]	207	207
Freddie Mac Pool #SD6585 5.50% 10/1/2054[1]	48	48
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	1,955	1,953
Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	7,756	7,750
Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	1,561	1,586
Government National Mortgage Assn. 4.00% 4/1/2055[1,3]	2,600	2,434
Government National Mortgage Assn. 4.50% 4/1/2055[1,3]	2,600	2,495
Government National Mortgage Assn. 5.00% 4/1/2055[1,3]	2,600	2,558
Government National Mortgage Assn. 2.50% 5/1/2055[1,3]	2,100	1,791
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,856	4,454
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	11,910	11,432
Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,3]	33,589	26,700
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,3]	50,208	41,756
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,3]	795	689
Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,3]	15,278	13,781
Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,3]	74,707	71,467
Uniform Mortgage-Backed Security 5.00% 4/1/2055[1,3]	9,425	9,238
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,3]	31,095	31,059
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,3]	18,043	18,328
Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,3]	87,071	89,794
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,3]	14,269	14,916
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,3]	8,712	7,245
Uniform Mortgage-Backed Security 3.00% 5/1/2055[1,3]	32,005	27,735
Uniform Mortgage-Backed Security 3.50% 5/1/2055[1,3]	77,172	69,560
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,3]	9,755	9,076
Uniform Mortgage-Backed Security 5.00% 5/1/2055[1,3]	42,846	41,959
Capital Group Core Plus Income ETF — Page 4 of 31

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 5/1/2055[1,3]	USD26,356	$26,300
Uniform Mortgage-Backed Security 6.00% 5/1/2055[1,3]	46,575	47,258
Uniform Mortgage-Backed Security 6.00% 6/1/2055[1,3]	54,183	54,929
		1,487,714
Commercial mortgage-backed securities 10.42%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055[1,4]	1,690	1,617
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	1,873	1,931
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[1,4]	512	513
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.41% 4/15/2056[1,4]	3,787	3,938
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1,4]	1,418	1,464
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,4]	2,288	2,353
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,4]	2,960	3,069
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,4]	2,242	2,382
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[1,4]	2,989	3,188
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,4]	6,530	6,718
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[1,4]	7,100	7,295
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[1,4]	7,925	8,227
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	852
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,4]	1,033	922
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,4]	273	236
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,4]	250	222
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[1,4,5]	2,927	2,779
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055[1,4]	1,355	1,381
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.613% 7/15/2056[1,4]	1,882	1,942
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	276
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,4]	476	472
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[1,4]	4,242	4,401
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057[1]	7,000	7,064
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058[1,4]	3,042	3,066
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058[1,4]	4,464	4,645
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062[1]	8,000	8,253
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	250	213
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	1,018
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.591% 5/15/2055[1,4]	2,005	1,600
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[1,4]	2,988	3,094
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,4]	1,994	2,042
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,553
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,4]	2,644	2,716
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,746
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	3,496	3,597
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	2,600	2,702
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[1,4]	6,000	6,066
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[1,4]	7,298	7,571
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[1,4]	3,868	3,980
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.661% 3/15/2041[1,4,5]	2,977	2,976
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.91% 3/15/2041[1,4,5]	1,280	1,273
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,4]	711	716
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	3,505	3,662
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,4]	1,075	1,111
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,4]	7,774	8,168
Capital Group Core Plus Income ETF — Page 5 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,4]	USD443	$458
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,4]	1,159	1,190
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[1,4]	3,470	3,513
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[1,4]	9,000	9,250
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057[1,4]	4,000	4,085
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058[1,4]	1,480	1,486
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.71% 6/15/2041[1,4,5]	5,000	4,996
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.708% 6/15/2041[1,4,5]	2,408	2,386
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.159% 8/15/2041[1,4,5]	3,645	3,656
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[1,4,5]	8,000	8,012
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 6.269% 12/15/2039[1,4,5]	9,017	9,013
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.434% 6/15/2027[1,4,5]	716	721
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.209% 5/15/2029[1,4,5]	4,757	4,699
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.26% 5/15/2034[1,4,5]	5,325	5,308
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.821% 9/15/2034[1,4,5]	471	464
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.084% 9/15/2036[1,4,5]	2,480	2,450
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.434% 9/15/2036[1,4,5]	4,000	3,949
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[1,4,5]	2,976	2,968
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.158% 4/15/2037[1,4,5]	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[1,4,5]	4,887	4,841
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[1,4,5]	367	366
BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 6.561% 10/15/2041[1,4,5]	2,000	2,003
BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.61% 11/15/2026[1,4,5]	13,389	13,386
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042[1,4,5]	13,850	14,098
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 6.511% 3/15/2042[1,4]	8,955	8,913
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.911% 3/15/2042[1,4,5]	14,062	13,945
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,5]	2,000	1,814
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,5]	989	913
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.411% 3/15/2035[1,4,5]	2,985	2,986
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.507% 3/15/2035[1,4,5]	249	249
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.346% 8/15/2026[1,4,5]	5,768	5,773
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.469% 9/15/2028[1,4,5]	3,354	3,358
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,5]	3,950	3,898
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,5]	1,225	1,227
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	840	711
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,5]	3,984	3,629
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,5]	5,155	5,189
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[1,4,5]	973	983
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029[1,4,5]	875	884
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[1,4,5]	433	433
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056[1,4]	1,982	2,022
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056[1,4]	973	984
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.469% 12/15/2029[1,4,5]	2,568	2,576
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.71% 3/15/2039[1,4,5]	3,963	3,971
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.209% 3/15/2039[1,4,5]	3,379	3,387
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,5]	2,174	2,191
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,5]	3,769	3,785
Capital Group Core Plus Income ETF — Page 6 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,4,5]	USD2,987	$2,980
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.61% 3/15/2042[1,4,5]	4,897	4,889
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2037[1,4,5]	6,000	6,005
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.26% 5/15/2037[1,4,5]	2,000	1,999
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.759% 5/15/2037[1,4,5]	996	996
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,4,5]	5,381	5,463
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,5]	1,260	1,287
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,5]	2,564	2,626
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34% 1/13/2040[1,4,5]	20,000	20,382
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.55% 3/15/2042[1,4,5]	11,000	10,952
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.15% 3/15/2042[1,4,5]	11,000	10,945
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.561% 11/15/2039[1,4,5]	6,779	6,788
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.609% 12/15/2039[1,4,5]	10,000	10,047
Morgan Stanley BAML Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030[1]	4,500	4,657
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030[1,4]	7,473	7,633
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.648% 11/15/2052[1,4]	750	680
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,4]	1,698	1,757
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,4]	1,642	1,730
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.204% 3/25/2050[1,4,5]	2,794	2,844
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[1,4,5]	1,641	1,708
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.84% 11/25/2053[1,4,5]	2,699	3,037
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.09% 1/25/2051[1,4,5]	910	948
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.202% 2/15/2042[1,4,5]	1,626	1,614
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.76% 2/15/2042[1,4,5]	1,824	1,813
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.06% 5/15/2039[1,4,5]	1,943	1,941
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.58% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	8,900	8,779
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.269% 1/15/2039[1,4,5]	3,000	2,942
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[1,4,5]	9,787	9,705
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.659% 3/15/2042[1,4,5]	13,246	13,095
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,5]	6,702	6,470
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.38% 8/15/2050[1,4]	1,583	1,476
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,4]	3,000	2,893
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[1,4]	1,997	2,069
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058[1,4]	10,000	10,332
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.56% 9/15/2058[1,4]	130	121
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[1,4,5]	1,646	1,647
Capital Group Core Plus Income ETF — Page 7 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,4,5]	USD594	$605
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,4,5]	1,820	1,861
		489,955
Collateralized mortgage-backed obligations (privately originated) 2.09%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	3,456	3,463
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	1,425	1,397
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,5]	969	933
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,4,5]	631	623
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,5]	6,469	6,319
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[1,5,6]	2,361	2,325
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.704% 1/25/2040[1,4,5]	6,883	7,110
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.44% 3/25/2042[1,4,5]	165	167
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.89% 5/25/2043[1,4,5]	813	858
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[1,4,5]	1,831	1,825
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.84% 10/25/2041[1,4,5]	776	777
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[1,4,5]	273	275
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[1,4,5]	3,265	3,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.554% 1/25/2050[1,4,5]	3,055	3,307
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.804% 6/25/2050[1,4,5]	8,401	10,970
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 8/25/2050[1,4,5]	5,500	7,344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.824% 10/25/2050[1,4,5]	6,000	8,272
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.74% 11/25/2050[1,4,5]	13,730	16,585
IRV Trust, Series 2025-200P, Class C, 5.730% 3/14/2047[1,4,5]	6,390	6,319
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	1,242	1,243
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,5]	1,697	1,580
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,5]	698	640
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,5]	1,532	1,385
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,5]	642	576
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,5]	3,457	3,194
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,5]	889	812
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.769% 10/17/2041[1,4,5]	6,667	6,685
		98,257
Total mortgage-backed obligations		2,075,926
Corporate bonds, notes & loans 32.89% Financials 6.52%
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	146
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,175	1,206
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	4,617	4,643
Capital Group Core Plus Income ETF — Page 8 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR520	$622
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	300	343
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[6]	105	115
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	USD200	200
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	150	150
AmWINS Group, Inc. 6.375% 2/15/2029[5]	1,000	1,008
Aon Corp. 3.90% 2/28/2052	2,567	1,904
Aon North America, Inc. 5.45% 3/1/2034	2,250	2,292
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[5]	3,440	3,506
Aretec Group, Inc. 7.50% 4/1/2029[5]	175	172
Aretec Group, Inc. 10.00% 8/15/2030[5]	355	382
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	1,530	1,418
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[6]	1,000	883
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	4,110	4,131
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,834	1,914
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[6]	2,425	2,469
Bank of Montreal 2.65% 3/8/2027	350	339
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[6]	3,647	3,698
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[5,6]	299	303
BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,486
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,114
Block, Inc. 6.50% 5/15/2032[5]	2,200	2,225
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	200	193
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,6]	4,150	4,246
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,200	1,250
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	3,400	3,428
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[5,6]	10,200	10,554
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	2,700	2,934
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	4,420	4,570
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	1,700	1,737
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,980	2,070
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	3,596	3,673
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[6]	1,480	1,495
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,592	1,664
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,740	4,747
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	1,238	1,058
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,040	912
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	1,087	1,154
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	2,030	2,081
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	100	100
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[6]	2,670	2,661
Coinbase Global, Inc. 3.625% 10/1/2031[5]	350	296
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	3,349	3,162
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	2,080	1,865
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	600	596
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	943	958
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	1,950	2,068
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	4,405	4,297
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[6]	EUR100	110
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	3,050	3,491
Capital Group Core Plus Income ETF — Page 9 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[6]	USD431	$369
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	7,055	7,294
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	6,004	5,977
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[6]	4,574	4,640
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	4,293	3,252
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055)[6]	1,450	1,445
Howden UK Refinance PLC 7.25% 2/15/2031[5]	1,655	1,672
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	1,125	1,138
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[6]	2,726	2,717
HUB International, Ltd. 7.25% 6/15/2030[5]	2,450	2,525
IIFL Finance, Ltd. 8.75% 7/24/2028[5]	4,685	4,693
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[6]	375	371
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[6]	188	191
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	5,605	5,828
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	8,885	8,924
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[6]	9,749	9,963
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	950	922
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	8,280	8,197
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,990	5,788
Mastercard, Inc. 4.85% 3/9/2033	65	66
Mastercard, Inc. 4.55% 1/15/2035	2,525	2,462
MetLife, Inc. 5.375% 7/15/2033	300	309
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	3,702	3,714
Metropolitan Life Global Funding I 5.05% 1/8/2034[5]	4,105	4,098
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	471	468
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	160	162
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	3,193	3,231
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	6,375	6,609
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	7,960	7,964
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[6]	6,452	6,592
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[6]	1,750	1,767
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[6]	1,788	1,748
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	289	287
Navient Corp. 5.50% 3/15/2029	1,620	1,535
Navient Corp. 11.50% 3/15/2031	3,325	3,717
Navient Corp. 5.625% 8/1/2033	12,253	10,570
OneMain Finance Corp. 7.50% 5/15/2031	3,559	3,624
OneMain Finance Corp. 7.125% 11/15/2031	2,695	2,713
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	EUR210	253
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	1,900	2,168
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	USD7,470	8,262
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	273	280
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[6]	6,595	6,620
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[6]	350	356
Ryan Specialty, LLC 5.875% 8/1/2032[5]	2,290	2,264
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	276	278
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[6]	2,445	2,428
Synchrony Financial 7.25% 2/2/2033	4,292	4,420
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	1,755	1,759
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,972	2,029
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	6,212	6,345
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	3,775	3,860
Capital Group Core Plus Income ETF — Page 10 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[6]	USD6,500	$6,542
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	3,970	3,535
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[5,6]	1,600	1,701
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	469	469
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	1,050	1,053
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	2,470	2,488
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[6]	6,099	6,059
		306,776
Energy 4.62%
3R Lux SARL 9.75% 2/5/2031[5]	585	611
APA Corp. 5.25% 2/1/2042[5]	615	515
APA Corp. 5.35% 7/1/2049[5]	965	801
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	1,050	1,046
Baytex Energy Corp. 7.375% 3/15/2032[5]	4,295	4,136
Blue Racer Midstream, LLC 7.00% 7/15/2029[5]	675	690
Borr IHC, Ltd. 10.00% 11/15/2028[5]	1,969	1,877
Borr IHC, Ltd. 10.375% 11/15/2030[5]	2,141	1,995
Cheniere Energy Partners, LP 4.00% 3/1/2031	789	740
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,850
Cheniere Energy, Inc. 4.625% 10/15/2028	175	173
Chord Energy Corp. 6.375% 6/1/2026[5]	350	351
Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,425	1,472
Civitas Resources, Inc. 8.625% 11/1/2030[5]	3,325	3,433
Civitas Resources, Inc. 8.75% 7/1/2031[5]	3,275	3,367
CNX Resources Corp. 7.375% 1/15/2031[5]	185	188
CNX Resources Corp. 7.25% 3/1/2032[5]	4,535	4,615
Comstock Resources, Inc. 5.875% 1/15/2030[5]	4,207	3,978
ConocoPhillips Co. 3.80% 3/15/2052	5,420	4,013
ConocoPhillips Co. 5.55% 3/15/2054	3,538	3,429
ConocoPhillips Co. 5.50% 1/15/2055	700	677
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	1,173	1,219
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,440	1,426
Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	5,085	4,908
Devon Energy Corp. 5.75% 9/15/2054	2,150	1,970
Diamondback Energy, Inc. 5.15% 1/30/2030	731	742
Diamondback Energy, Inc. 5.40% 4/18/2034	4,228	4,222
Diamondback Energy, Inc. 5.55% 4/1/2035	340	342
Diamondback Energy, Inc. 5.75% 4/18/2054	3,177	2,998
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,673
Ecopetrol SA 7.75% 2/1/2032	5,750	5,648
Ecopetrol SA 8.875% 1/13/2033	3,408	3,520
Ecopetrol SA 8.375% 1/19/2036	6,055	5,903
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	2,645	2,812
Eni SpA 5.50% 5/15/2034[5]	4,683	4,723
Eni SpA 5.95% 5/15/2054[5]	7,082	6,933
Enterprise Products Operating, LLC 4.95% 2/15/2035	435	429
EOG Resources, Inc. 5.65% 12/1/2054	5,950	5,885
EQM Midstream Partners, LP 7.50% 6/1/2030[5]	25	27
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,994	1,919
Expand Energy Corp. 5.875% 2/1/2029[5]	425	425
Expand Energy Corp. 6.75% 4/15/2029[5]	860	871
Exxon Mobil Corp. 3.452% 4/15/2051	3,755	2,688
Capital Group Core Plus Income ETF — Page 11 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 8.25% 1/15/2029	USD1,017	$1,051
Genesis Energy, LP 7.875% 5/15/2032	2,200	2,218
GeoPark, Ltd. 8.75% 1/31/2030[5]	4,750	4,498
Global Partners, LP 8.25% 1/15/2032[5]	285	293
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[5]	2,500	2,534
Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	845	857
Harvest Midstream I, LP 7.50% 9/1/2028[5]	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	135	129
Hilcorp Energy I, LP 6.25% 4/15/2032[5]	5,812	5,437
Hilcorp Energy I, LP 8.375% 11/1/2033[5]	4,210	4,319
Kinetik Holdings, LP 6.625% 12/15/2028[5]	740	752
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[5]	825	806
Matador Resources Co. 6.25% 4/15/2033[5]	1,695	1,658
Murphy Oil Corp. 6.00% 10/1/2032	675	650
MV24 Capital BV 6.748% 6/1/2034	677	655
Nabors Industries, Inc. 8.875% 8/15/2031[5]	3,160	2,747
NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	4,290	4,363
NFE Financing, LLC 12.00% 11/15/2029[5]	15,686	13,234
NGL Energy Operating, LLC 8.125% 2/15/2029[5]	1,775	1,789
NGL Energy Operating, LLC 8.375% 2/15/2032[5]	3,480	3,492
Noble Finance II, LLC 8.00% 4/15/2030[5]	3,425	3,425
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	1,215	1,241
Occidental Petroleum Corp. 6.125% 1/1/2031	415	427
Occidental Petroleum Corp. 5.55% 10/1/2034	1,330	1,300
Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,892
ONEOK, Inc. 4.00% 7/13/2027	50	49
ONEOK, Inc. 6.35% 1/15/2031	40	43
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	530	581
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	285	292
Petrobras Global Finance BV 5.60% 1/3/2031	611	603
Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,446
Petroleos Mexicanos 6.50% 3/13/2027	1,300	1,273
Petroleos Mexicanos 8.75% 6/2/2029	650	650
Petroleos Mexicanos 6.84% 1/23/2030	1,330	1,220
Petroleos Mexicanos 5.95% 1/28/2031	4,600	3,898
Petroleos Mexicanos 6.70% 2/16/2032	3,350	2,946
Petroleos Mexicanos 10.00% 2/7/2033	850	886
Raizen Fuels Finance SA 6.70% 2/25/2037[5]	4,230	4,237
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	350	339
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	3,730	3,527
Seadrill Finance, Ltd. 8.375% 8/1/2030[5]	210	210
Shell Finance US, Inc. 2.75% 4/6/2030	75	69
Shell International Finance BV 3.00% 11/26/2051	5,097	3,313
Sunoco, LP 7.00% 5/1/2029[5]	1,250	1,280
Sunoco, LP 4.50% 4/30/2030	150	140
Sunoco, LP 7.25% 5/1/2032[5]	2,551	2,637
Sunoco, LP 6.25% 7/1/2033[5]	400	401
Talos Production, Inc. 9.00% 2/1/2029[5]	705	725
Talos Production, Inc. 9.375% 2/1/2031[5]	185	188
TotalEnergies Capital SA 4.724% 9/10/2034	2,866	2,814
TotalEnergies Capital SA 5.488% 4/5/2054	760	736
Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	1,011	1,032
Transocean, Inc. 8.00% 2/1/2027[5]	686	684
Transocean, Inc. 8.25% 5/15/2029[5]	1,180	1,154
Capital Group Core Plus Income ETF — Page 12 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean, Inc. 8.75% 2/15/2030[5]	USD543	$564
Transocean, Inc. 8.50% 5/15/2031[5]	1,210	1,177
Transocean, Inc. 6.80% 3/15/2038	1,255	963
Transportadora de Gas del Sur SA 8.50% 7/24/2031[5]	1,630	1,703
USA Compression Partners, LP 7.125% 3/15/2029[5]	1,340	1,364
Vallourec SA 7.50% 4/15/2032[5]	610	638
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	1,549	1,573
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	2,019	1,836
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	750	767
Vista Energy Argentina S.A.U 7.625% 12/10/2035[5]	4,400	4,287
Vital Energy, Inc. 7.875% 4/15/2032[5]	1,955	1,822
Weatherford International, Ltd. 8.625% 4/30/2030[5]	125	127
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[5]	2,195	2,139
		217,416
Health care 4.31%
AbbVie, Inc. 5.05% 3/15/2034	7,550	7,606
AbbVie, Inc. 5.35% 3/15/2044	625	618
AbbVie, Inc. 5.40% 3/15/2054	8,620	8,473
AbbVie, Inc. 5.50% 3/15/2064	2,250	2,215
Amgen, Inc. 5.25% 3/2/2030	623	637
Amgen, Inc. 4.20% 3/1/2033	3,365	3,191
Amgen, Inc. 5.25% 3/2/2033	2,095	2,126
Amgen, Inc. 4.875% 3/1/2053	675	590
Amgen, Inc. 5.65% 3/2/2053	12,636	12,405
Amgen, Inc. 5.75% 3/2/2063	4,060	3,960
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,742
Bausch Health Companies, Inc. 6.125% 2/1/2027[5]	75	76
Baxter International, Inc. 2.539% 2/1/2032	1,072	920
Baxter International, Inc. 3.132% 12/1/2051	5,229	3,325
Bayer US Finance, LLC 6.50% 11/21/2033[5]	3,603	3,787
Bayer US Finance, LLC 6.875% 11/21/2053[5]	3,573	3,697
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,125	10,305
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	324
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,322	7,221
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,365	2,319
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	75	62
CVS Health Corp. 1.875% 2/28/2031	50	42
CVS Health Corp. 5.70% 6/1/2034	7,470	7,590
CVS Health Corp. 6.00% 6/1/2044	3,100	3,031
CVS Health Corp. 5.875% 6/1/2053	6,503	6,143
CVS Health Corp. 6.05% 6/1/2054	6,000	5,826
CVS Health Corp. 6.00% 6/1/2063	1,511	1,427
DaVita, Inc. 6.875% 9/1/2032[5]	4,290	4,317
Elevance Health, Inc. 5.20% 2/15/2035	6,707	6,732
Elevance Health, Inc. 4.55% 5/15/2052	203	167
Elevance Health, Inc. 5.70% 2/15/2055	3,440	3,356
Eli Lilly and Co. 5.10% 2/12/2035	3,151	3,214
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,455	2,562
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[4,7]	1,473	1,460
Gilead Sciences, Inc. 5.25% 10/15/2033	650	665
Gilead Sciences, Inc. 5.10% 6/15/2035	4,358	4,377
Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,021
Grifols, SA 7.50% 5/1/2030	EUR2,500	2,830
Capital Group Core Plus Income ETF — Page 13 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 3.625% 3/15/2032	USD79	$71
Humana, Inc. 5.75% 4/15/2054	3,117	2,898
Insulet Corp. 6.50% 4/1/2033[5]	392	399
Molina Healthcare, Inc. 6.25% 1/15/2033[5]	4,320	4,258
Owens & Minor, Inc. 6.25% 4/1/2030[5]	6,295	5,514
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,451	1,436
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,670
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	9,896	9,403
Radiology Partners, Inc. 7.775% 1/31/2029[5,8]	863	855
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.09% 1/31/2029[4,7,8]	36	35
Roche Holdings, Inc. 5.593% 11/13/2033[5]	1,350	1,419
Roche Holdings, Inc. 4.985% 3/8/2034[5]	5,660	5,701
Roche Holdings, Inc. 4.592% 9/9/2034[5]	5,985	5,859
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[5]	1,700	1,730
Tenet Healthcare Corp. 6.75% 5/15/2031	200	203
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,026	1,967
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,850	1,823
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,008
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,173	5,059
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,400
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,773
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	768	556
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	221
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,493
UnitedHealth Group, Inc. 5.15% 7/15/2034	9,832	9,902
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,900	3,844
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	307
Viatris, Inc. 4.00% 6/22/2050	2,450	1,608
		202,771
Utilities 2.71%
Aegea Finance SARL 9.00% 1/20/2031[5]	2,063	2,171
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	190	169
Alabama Power Co. 5.85% 11/15/2033	300	317
Comision Federal de Electricidad 6.45% 1/24/2035[5]	1,685	1,622
Consumers Energy Co. 4.625% 5/15/2033	500	489
Duke Energy Corp. 4.50% 8/15/2032	860	830
Duke Energy Corp. 6.10% 9/15/2053	300	305
Edison International 4.125% 3/15/2028	450	433
Edison International 5.25% 11/15/2028	355	350
Edison International 5.45% 6/15/2029	810	800
Edison International 6.95% 11/15/2029	575	598
Edison International 5.25% 3/15/2032	4,620	4,422
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[6]	4,905	4,733
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	1,325	1,494
Eversource Energy 5.50% 1/1/2034	1,300	1,307
FirstEnergy Corp. 2.25% 9/1/2030	700	609
Florida Power & Light Co. 5.30% 6/15/2034	150	154
Florida Power & Light Co. 5.30% 4/1/2053	60	58
Florida Power & Light Co. 5.60% 6/15/2054	1,300	1,307
Florida Power & Light Co. 5.70% 3/15/2055	450	460
Jersey Central Power & Light Co. 5.10% 1/15/2035[5]	450	445
Capital Group Core Plus Income ETF — Page 14 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Long Ridge Energy, LLC, 8.75% 2/15/2032[5]	USD4,085	$3,951
NiSource, Inc. 5.40% 6/30/2033	250	251
Northern States Power Co. 2.60% 6/1/2051	32	19
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	39
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	594
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	731
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	178
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	412
Pacific Gas and Electric Co. 6.40% 6/15/2033	3,535	3,696
Pacific Gas and Electric Co. 5.80% 5/15/2034	300	303
Pacific Gas and Electric Co. 5.70% 3/1/2035	540	540
Pacific Gas and Electric Co. 4.95% 7/1/2050	7,965	6,656
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,070	10,028
Pacific Gas and Electric Co. 6.70% 4/1/2053	7,129	7,426
Pacific Gas and Electric Co. 5.90% 10/1/2054	4,750	4,504
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,360	1,332
PacifiCorp 5.45% 2/15/2034	5,261	5,306
PacifiCorp 5.35% 12/1/2053	4,817	4,427
PacifiCorp 5.50% 5/15/2054	5,351	5,028
PacifiCorp 5.80% 1/15/2055	7,530	7,354
PG&E Corp. 5.25% 7/1/2030	996	957
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	9,325	9,188
Saavi Energia SARL 8.875% 2/10/2035[5]	1,715	1,737
Southern California Edison Co. 2.75% 2/1/2032	864	736
Southern California Edison Co. 5.20% 6/1/2034	5,940	5,802
Southern California Edison Co. 3.65% 2/1/2050	1,600	1,111
Southern California Edison Co. 2.95% 2/1/2051	5,700	3,462
Southern California Edison Co. 3.45% 2/1/2052	9,730	6,412
Southern California Edison Co. 5.75% 4/15/2054	1,260	1,186
Southern California Edison Co. 5.90% 3/1/2055	5,531	5,331
Southern California Edison Co. 6.20% 9/15/2055	1,230	1,227
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	1,567	1,663
YPF Energia Electrica SA 7.875% 10/16/2032[5]	2,790	2,731
		127,391
Consumer discretionary 2.42%
Advance Auto Parts, Inc. 3.90% 4/15/2030	4,175	3,723
Advance Auto Parts, Inc. 3.50% 3/15/2032	5,245	4,398
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	2,492	2,363
Amazon.com, Inc. 3.95% 4/13/2052	400	319
AutoNation, Inc. 5.89% 3/15/2035	2,086	2,083
Carnival Corp. 6.00% 5/1/2029[5]	2,655	2,638
Carnival Corp. 7.00% 8/15/2029[5]	2,988	3,128
Carnival Corp. 5.75% 3/15/2030[5]	5,720	5,701
Carnival Corp. 6.125% 2/15/2033[5]	6,695	6,603
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	465	480
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	350	343
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	3,210	3,178
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	350	323
Ford Motor Co. 3.25% 2/12/2032	940	775
Ford Motor Co. 4.75% 1/15/2043	995	755
Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	836
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	609
Capital Group Core Plus Income ETF — Page 15 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 2.70% 8/10/2026	USD1,475	$1,423
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,709
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,050
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,926	2,940
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	241
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,860	4,010
Ford Motor Credit Co., LLC 6.054% 11/5/2031	4,759	4,666
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,563
Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	948
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	72
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,112
General Motors Financial Co., Inc. 5.45% 9/6/2034	5,927	5,718
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,282	2,261
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	4,000	3,575
Genting New York, LLC 7.25% 10/1/2029[5]	625	637
Great Canadian Gaming Corp. 8.75% 11/15/2029[5]	1,275	1,282
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/07/2032[4,7]	57	57
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[5]	3,084	3,113
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,154
Home Depot, Inc. 5.40% 6/25/2064	7,734	7,453
Hyundai Capital America 1.65% 9/17/2026[5]	100	96
International Game Technology PLC 5.25% 1/15/2029[5]	650	636
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	1,335	1,254
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,403
Lithia Motors, Inc. 3.875% 6/1/2029[5]	308	282
Lithia Motors, Inc. 4.375% 1/15/2031[5]	900	816
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[5]	50	48
Marriott International, Inc. 5.35% 3/15/2035	2,250	2,230
McDonald’s Corp. 4.95% 3/3/2035	2,592	2,581
Newell Brands, Inc. 6.375% 5/15/2030	2,865	2,794
Newell Brands, Inc. 6.625% 5/15/2032	5,535	5,391
Newell Brands, Inc. 6.875% 4/1/2036[6]	1,995	1,942
Party City Holdings, Inc. 12.00% PIK 1/11/2029[8,9,10]	148	15
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	650	648
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	706	704
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	5,413	4,864
Universal Entertainment Corp. 9.875% 8/1/2029[5]	3,130	3,098
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	514	532
		113,573
Communication services 2.38%
AT&T, Inc. 2.55% 12/1/2033	2,300	1,886
AT&T, Inc. 3.50% 9/15/2053	1,850	1,262
AT&T, Inc. 3.55% 9/15/2055	1,200	814
CCO Holdings, LLC 4.75% 2/1/2032[5]	1,789	1,591
CCO Holdings, LLC 4.50% 5/1/2032	800	695
CCO Holdings, LLC 4.50% 6/1/2033[5]	2,785	2,377
CCO Holdings, LLC 4.25% 1/15/2034[5]	5,067	4,171
Charter Communications Operating, LLC 4.40% 4/1/2033	890	805
Charter Communications Operating, LLC 6.65% 2/1/2034	580	601
Charter Communications Operating, LLC 3.70% 4/1/2051	8,585	5,418
Charter Communications Operating, LLC 3.90% 6/1/2052	8,905	5,762
Charter Communications Operating, LLC 5.25% 4/1/2053	11,787	9,531
Comcast Corp. 5.30% 6/1/2034	4,369	4,444
Capital Group Core Plus Income ETF — Page 16 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.887% 11/1/2051	USD4,085	$2,493
Comcast Corp. 5.65% 6/1/2054	4,284	4,198
Connect Finco SARL 9.00% 9/15/2029[5]	10,490	9,577
DISH Network Corp. 11.75% 11/15/2027[5]	1,450	1,528
EchoStar Corp. 10.75% 11/30/2029	1,380	1,451
Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	711	702
Gray Media, Inc. 10.50% 7/15/2029[5]	4,040	4,213
Gray Media, Inc. 4.75% 10/15/2030[5]	140	89
Gray Media, Inc. 5.375% 11/15/2031[5]	1,829	1,144
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[4,7]	705	684
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	2,240	2,134
Meta Platforms, Inc. 4.45% 8/15/2052	725	618
Meta Platforms, Inc. 5.40% 8/15/2054	3,913	3,837
News Corp. 3.875% 5/15/2029[5]	369	348
Sirius XM Radio, LLC 4.00% 7/15/2028[5]	944	882
Sirius XM Radio, LLC 4.125% 7/1/2030[5]	250	222
Sirius XM Radio, LLC 3.875% 9/1/2031[5]	9,129	7,833
Snap, Inc. 6.875% 3/1/2033[5]	5,000	5,004
T-Mobile USA, Inc. 5.15% 4/15/2034	150	150
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,262
T-Mobile USA, Inc. 5.75% 1/15/2054	252	250
Univision Communications, Inc. 8.00% 8/15/2028[5]	1,460	1,466
Univision Communications, Inc. 4.50% 5/1/2029[5]	6,180	5,468
Univision Communications, Inc. 7.375% 6/30/2030[5]	6,330	6,054
Univision Communications, Inc. 8.50% 7/31/2031[5]	4,494	4,396
Verizon Communications, Inc. 1.75% 1/20/2031	400	338
Verizon Communications, Inc. 2.55% 3/21/2031	97	86
Verizon Communications, Inc. 2.875% 11/20/2050	132	82
Verizon Communications, Inc. 3.55% 3/22/2051	200	143
Verizon Communications, Inc. 3.875% 3/1/2052	782	585
Verizon Communications, Inc. 5.50% 2/23/2054	53	52
Verizon Communications, Inc. 2.987% 10/30/2056	264	159
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[4,7]	4,330	4,307
		112,112
Information technology 2.21%
Accenture Capital, Inc. 4.25% 10/4/2031	1,469	1,443
Accenture Capital, Inc. 4.50% 10/4/2034	1,749	1,691
Acuris Finance US, Inc. 9.00% 8/1/2029[5]	7,130	6,929
Amphenol Corp. 5.00% 1/15/2035	3,145	3,141
Amphenol Corp. 5.375% 11/15/2054	2,452	2,418
Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,183
AppLovin Corp. 5.50% 12/1/2034	400	400
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,335
Broadcom, Inc. 4.55% 2/15/2032	3,154	3,079
Broadcom, Inc. 4.80% 10/15/2034	3,522	3,439
Broadcom, Inc. 3.187% 11/15/2036[5]	450	370
Broadcom, Inc. 4.926% 5/15/2037[5]	3,176	3,055
Cisco Systems, Inc. 5.05% 2/26/2034	3,750	3,802
Cisco Systems, Inc. 5.10% 2/24/2035	340	345
Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,149	2,091
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	4,925	4,915
Cloud Software Group, Inc. 8.25% 6/30/2032[5]	3,153	3,209
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[4,7]	365	362
Capital Group Core Plus Income ETF — Page 17 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope, LLC 4.75% 9/1/2029[5]	USD304	$271
Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	4,000	4,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,7,11]	271	272
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,7,11]	28	7
Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	10,220	10,181
ION Trading Technologies SARL 9.50% 5/30/2029[5]	4,464	4,503
Microchip Technology, Inc. 5.05% 2/15/2030	2,541	2,538
NCR Atleos Corp. 9.50% 4/1/2029[5]	900	977
Oracle Corp. 5.50% 8/3/2035	5,250	5,294
Oracle Corp. 3.95% 3/25/2051	450	331
Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,469
Synopsys, Inc. 5.15% 4/1/2035	15,400	15,487
Synopsys, Inc. 5.70% 4/1/2055	8,210	8,158
UKG, Inc. 6.875% 2/1/2031[5]	2,150	2,183
Viasat, Inc. 5.625% 4/15/2027[5]	410	394
Wolfspeed, Inc. 9.875% Cash and 2.00% PIK 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[6,8,10,11]	924	905
Wolfspeed, Inc. 9.875% Cash and 2.00% PIK 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[6,8,10,11]	807	791
		104,124
Materials 2.11%
Ball Corp. 6.875% 3/15/2028	590	604
Ball Corp. 6.00% 6/15/2029	200	203
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	311
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,565
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,208
Braskem Idesa SAPI 6.99% 2/20/2032	5,430	4,062
Braskem Netherlands Finance BV 8.75% 1/12/2031[5]	1,530	1,540
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,307	4,924
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	475	441
Braskem Netherlands Finance BV 8.00% 10/15/2034[5]	6,015	5,764
Celanese US Holdings, LLC 6.35% 11/15/2028	1,194	1,233
Celanese US Holdings, LLC 6.50% 4/15/2030	5,184	5,151
Celanese US Holdings, LLC 6.379% 7/15/2032	1,921	1,974
Celanese US Holdings, LLC 6.70% 11/15/2033	5,225	5,465
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,103	1,080
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	550	479
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[5]	3,675	3,591
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[5]	1,450	1,393
Consolidated Energy Finance SA 12.00% 2/15/2031[5]	5,800	5,793
Dow Chemical Co. (The) 5.15% 2/15/2034	273	271
Dow Chemical Co. (The) 5.55% 11/30/2048	571	534
Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,413
Dow Chemical Co. (The) 6.90% 5/15/2053	107	117
Dow Chemical Co. (The) 5.60% 2/15/2054	3,727	3,453
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	1,836	1,836
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	6,245	6,575
First Quantum Minerals, Ltd. 8.00% 3/1/2033[5]	2,100	2,130
FXI Holdings, Inc. 12.25% 11/15/2026[5]	5,332	4,959
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	230	199
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	4,335	2,854
LSB Industries, Inc. 6.25% 10/15/2028[5]	698	673
Magnera Corp. 7.25% 11/15/2031[5]	6,400	6,232
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	696	693
Minera Mexico, SA de CV 5.625% 2/12/2032[5]	2,650	2,631
Capital Group Core Plus Income ETF — Page 18 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD1,385	$1,325
OCI NV 6.70% 3/16/2033[5]	949	1,012
PT Krakatau Posco 6.375% 6/11/2029	2,500	2,534
Quikrete Holdings, Inc. 6.375% 3/1/2032[5]	1,955	1,969
Quikrete Holdings, Inc. 6.75% 3/1/2033[5]	880	877
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	1,065	1,074
Sasol Financing USA, LLC 8.75% 5/3/2029[11]	100	101
Sasol Financing USA, LLC 5.50% 3/18/2031	2,900	2,441
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	742	706
Sealed Air Corp. 6.125% 2/1/2028[5]	607	608
Stillwater Mining Co. 4.00% 11/16/2026[11]	600	575
Vale Overseas, Ltd. 6.40% 6/28/2054	3,535	3,492
Veritiv Operating Co. 10.50% 11/30/2030[5]	930	986
		99,051
Real estate 1.98%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,880
Boston Properties, LP 2.45% 10/1/2033	4,700	3,684
Boston Properties, LP 6.50% 1/15/2034	2,966	3,129
Boston Properties, LP 5.75% 1/15/2035	5,074	5,025
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	725	739
Equinix, Inc. 3.40% 2/15/2052	4,250	2,886
Fideicomiso Fibra Uno 7.70% 1/23/2032[5]	677	699
Fideicomiso Fibra Uno 8.25% 1/23/2037[5]	1,250	1,281
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	2,637	2,350
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,505
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,125	3,781
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,242	3,799
Kennedy-Wilson, Inc. 5.00% 3/1/2031	9,085	8,007
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,168
Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,928
MPT Operating Partnership, LP 5.00% 10/15/2027	4,613	4,173
MPT Operating Partnership, LP 3.50% 3/15/2031	1,400	935
MPT Operating Partnership, LP 8.50% 2/15/2032[5]	6,815	6,948
Prologis, LP 5.125% 1/15/2034	3,375	3,385
Prologis, LP 5.00% 3/15/2034	2,780	2,765
Prologis, LP 5.00% 1/31/2035	2,250	2,234
Prologis, LP 5.25% 3/15/2054	580	551
Service Properties Trust 4.75% 10/1/2026	1,925	1,891
Service Properties Trust 3.95% 1/15/2028	1,554	1,411
Service Properties Trust 8.375% 6/15/2029	3,775	3,777
Service Properties Trust 4.95% 10/1/2029	5,150	4,259
Service Properties Trust 4.375% 2/15/2030	10,082	7,798
Service Properties Trust 8.625% 11/15/2031[5]	5,875	6,202
VICI Properties, LP 4.125% 8/15/2030[5]	250	236
VICI Properties, LP 5.125% 5/15/2032	930	911
VICI Properties, LP 5.625% 4/1/2035	1,618	1,610
		92,947
Consumer staples 1.94%
Altria Group, Inc. 5.625% 2/6/2035	2,420	2,443
B&G Foods, Inc. 5.25% 9/15/2027	400	376
BAT Capital Corp. 2.259% 3/25/2028	100	93
BAT Capital Corp. 4.742% 3/16/2032	450	439
Capital Group Core Plus Income ETF — Page 19 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD673	$719
BAT Capital Corp. 6.00% 2/20/2034	4,240	4,421
BAT Capital Corp. 5.625% 8/15/2035	6,705	6,735
BAT Capital Corp. 4.758% 9/6/2049	1,551	1,263
BAT Capital Corp. 5.65% 3/16/2052	929	856
BAT Capital Corp. 7.081% 8/2/2053	6,025	6,630
Campbells Co. (The) 5.40% 3/21/2034	2,727	2,749
Campbells Co. (The) 4.75% 3/23/2035	4,622	4,430
Campbells Co. (The) 5.25% 10/13/2054	541	493
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,924
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,343	3,427
Constellation Brands, Inc. 4.35% 5/9/2027	326	325
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,643
Constellation Brands, Inc. 4.90% 5/1/2033	886	865
Coty, Inc. 6.625% 7/15/2030[5]	490	502
Imperial Brands Finance PLC 5.875% 7/1/2034[5]	3,070	3,112
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	37
Kroger Co. 5.50% 9/15/2054	1,978	1,867
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[5]	665	591
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[5]	905	687
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[5]	250	229
Mars, Inc. 5.20% 3/1/2035[5]	10,340	10,396
Mars, Inc. 5.65% 5/1/2045[5]	2,039	2,045
Mars, Inc. 5.70% 5/1/2055[5]	5,150	5,149
Mars, Inc. 5.80% 5/1/2065[5]	730	732
Minerva Luxembourg SA 8.875% 9/13/2033[5]	2,030	2,161
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,358
Philip Morris International, Inc. 5.375% 2/15/2033	400	408
Philip Morris International, Inc. 5.625% 9/7/2033	5,610	5,821
Philip Morris International, Inc. 5.25% 2/13/2034	4,071	4,111
Philip Morris International, Inc. 4.90% 11/1/2034	7,390	7,264
Post Holdings, Inc. 4.625% 4/15/2030[5]	650	608
Post Holdings, Inc. 6.25% 2/15/2032[5]	540	544
Post Holdings, Inc. 6.375% 3/1/2033[5]	4,000	3,943
		91,396
Industrials 1.68%
Ambipar Lux SARL 9.875% 2/6/2031[5]	800	792
Ambipar Lux SARL 10.875% 2/5/2033[5]	1,575	1,616
Amentum Holdings, Inc. 7.25% 8/1/2032[5]	1,440	1,418
Axon Enterprise, Inc. 6.125% 3/15/2030[5]	1,905	1,927
Axon Enterprise, Inc. 6.25% 3/15/2033[5]	865	876
BAE Systems PLC 5.30% 3/26/2034[5]	2,264	2,293
Boeing Co. (The) 2.75% 2/1/2026	115	113
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,523
Boeing Co. (The) 6.388% 5/1/2031	1,201	1,280
Boeing Co. (The) 6.528% 5/1/2034	2,686	2,880
Boeing Co. (The) 5.705% 5/1/2040	655	637
Boeing Co. (The) 5.805% 5/1/2050	5,980	5,699
Boeing Co. (The) 6.858% 5/1/2054	4,975	5,408
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,130
Bombardier, Inc. 7.875% 4/15/2027[5]	550	552
Bombardier, Inc. 7.50% 2/1/2029[5]	840	862
Bombardier, Inc. 8.75% 11/15/2030[5]	550	581
Capital Group Core Plus Income ETF — Page 20 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 5.20% 3/30/2035	USD150	$150
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,789
Canadian Pacific Railway, Co. 3.00% 12/2/2041	880	636
Clean Harbors, Inc. 6.375% 2/1/2031[5]	73	74
CoreLogic, Inc. 4.50% 5/1/2028[5]	300	280
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,115	1,135
EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	1,880	1,940
EquipmentShare.com, Inc. 8.00% 3/15/2033[5]	1,830	1,845
FTAI Aviation Investors, LLC 5.875% 4/15/2033[5]	3,000	2,870
Herc Holdings, Inc. 6.625% 6/15/2029[5]	1,340	1,346
Hertz Corp. (The) 12.625% 7/15/2029[5]	425	384
Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,737
Icahn Enterprises, LP 5.25% 5/15/2027	1,730	1,647
Icahn Enterprises, LP 9.75% 1/15/2029	8,178	8,139
Icahn Enterprises, LP 10.00% 11/15/2029[5]	1,615	1,606
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	685	692
LATAM Airlines Group SA 7.875% 4/15/2030[5]	830	824
Norfolk Southern Corp. 4.45% 3/1/2033	78	75
Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,348
Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,143
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,282
RTX Corp. 6.10% 3/15/2034	877	941
RTX Corp. 2.82% 9/1/2051	925	566
RTX Corp. 5.375% 2/27/2053	2,317	2,213
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,333	1,424
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	925	1,022
Union Pacific Corp. 2.80% 2/14/2032	409	364
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,208
Union Pacific Corp. 4.95% 5/15/2053	4,061	3,741
		79,008
Municipals 0.01%
Texas Combined Tirz I, LLC 0% 3/15/2053[5,10]	600	600
Total corporate bonds, notes & loans		1,547,165
U.S. Treasury bonds & notes 12.79% U.S. Treasury 12.39%
U.S. Treasury 4.875% 4/30/2026	59,247	59,763
U.S. Treasury 4.125% 10/31/2026	6,325	6,342
U.S. Treasury 3.875% 3/31/2027	43,643	43,628
U.S. Treasury 4.50% 4/15/2027	22,900	23,166
U.S. Treasury 4.50% 5/15/2027	10,350	10,474
U.S. Treasury 4.625% 6/15/2027	30,490	30,964
U.S. Treasury 4.25% 2/15/2028	28,213	28,496
U.S. Treasury 4.375% 8/31/2028[2]	14,750	14,970
U.S. Treasury 4.625% 4/30/2029	48,820	50,103
U.S. Treasury 4.25% 6/30/2029	8,203	8,305
U.S. Treasury 4.00% 3/31/2030	44,961	45,050
U.S. Treasury 4.625% 5/31/2031	4,550	4,693
U.S. Treasury 4.625% 2/15/2040	9,900	10,113
U.S. Treasury 4.75% 11/15/2043	10,500	10,729
U.S. Treasury 4.625% 5/15/2044[2]	30,770	30,871
U.S. Treasury 4.625% 11/15/2044	93,495	93,626
Capital Group Core Plus Income ETF — Page 21 of 31

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 2/15/2045	USD580	$591
U.S. Treasury 4.50% 11/15/2054[2]	112,500	110,830
		582,714
U.S. Treasury inflation-protected securities 0.40%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]	18,334	18,632
Total U.S. Treasury bonds & notes		601,346
Asset-backed obligations 5.85%
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,5]	995	1,011
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,5]	1,447	1,473
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,5]	7,281	7,490
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	4,786	4,887
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[1,5]	11,000	10,956
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[1,5]	5,000	4,984
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]	2,394	2,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,5]	3,333	3,404
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	2,369	2,451
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	890	925
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,5]	4,000	4,146
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,5]	713	719
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[1,5]	544	547
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	486	478
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036[1,5]	8,561	8,597
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032[1,5]	7,083	7,038
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	1,250	1,252
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,5]	700	730
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,5]	5,800	5,974
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	1,000	1,003
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	1,000	1,006
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034[1,5]	5,769	6,001
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	3,847	3,904
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,5]	4,443	4,483
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,5]	765	772
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	26
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,5]	4,000	4,567
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030[1,5]	848	918
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,5]	1,022	1,111
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,5]	3,010	3,245
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,5]	5,403	5,848
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,5]	4,799	4,864
Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48% 9/15/2032[1,5]	4,942	4,898
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,5]	2,335	2,366
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	950	1,013
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,5]	1,900	2,058
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,5]	1,170	1,200
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,5]	1,596	1,612
GLS Auto Receivables Trust, Series 2025-1A, Class E, 7.19% 3/15/2032[1,5]	1,039	1,033
GreatAmerica Leasing Receivables, Series 2025-1, Class A4, 4.58% 1/15/2032[1,5]	11,834	11,885
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]	2,200	2,223
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	672	682
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	300	283
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	2,389	2,279
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]	2,167	2,236
Capital Group Core Plus Income ETF — Page 22 of 31

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	USD3,950	$4,140
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,5]	5,000	4,762
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,5]	4,947	4,972
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029[1,5]	2,121	2,126
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[1,5]	5,746	5,809
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031[1,5]	1,966	1,973
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	1,368	1,382
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,5]	537	532
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	5,734	5,817
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,5]	5,000	5,042
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028[1,5]	5,000	5,035
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	2,021	2,040
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,5]	1,996	2,019
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057[1,5]	20,000	20,151
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 4/25/2032[1,5]	8,617	8,673
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,364	1,404
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	726	740
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,5]	632	653
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	964	961
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,5]	183	184
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	7,274	7,473
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	2,929	2,892
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]	1,912	1,939
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,5]	1,196	1,223
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	193	193
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	337	338
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	817
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[1,5]	866	887
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	1,331	1,184
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	678	602
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,5]	2,490	2,529
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	103	98
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,5]	8,883	9,311
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	5,125
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	2,000	2,025
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[1,5]	2,798	2,805
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,5]	6,000	6,156
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,5]	771	789
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]	1,562	1,572
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030[1,5]	3,798	3,846
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,5]	2,333	2,340
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	1,653	1,663
		275,229
Bonds & notes of governments & government agencies outside the U.S. 1.77%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[5]	300	258
Angola (Republic of) 8.00% 11/26/2029	1,375	1,222
Angola (Republic of) 8.75% 4/14/2032	5,275	4,546
Angola (Republic of) 8.75% 4/14/2032[5]	1,000	862
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[6]	968	709
Chile (Republic of) 2.45% 1/31/2031	400	351
Chile (Republic of) 4.34% 3/7/2042	200	172
Colombia (Republic of) 8.00% 4/20/2033	430	443
Colombia (Republic of) 7.50% 2/2/2034	5,145	5,102
Colombia (Republic of) 8.00% 11/14/2035	4,240	4,270
Capital Group Core Plus Income ETF — Page 23 of 31

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 7.75% 11/7/2036	USD3,215	$3,126
Colombia (Republic of) 8.375% 11/7/2054	5,870	5,621
Dominican Republic 4.50% 1/30/2030[5]	500	469
Dominican Republic 5.875% 1/30/2060	2,280	1,929
Egypt (Arab Republic of) 5.80% 9/30/2027	200	188
Egypt (Arab Republic of) 5.875% 2/16/2031	600	494
Egypt (Arab Republic of) 8.50% 1/31/2047	4,480	3,404
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,305
Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	1,989
Egypt (Arab Republic of) 8.15% 11/20/2059	600	430
Egypt (Arab Republic of) 7.50% 2/16/2061	7,290	4,884
Export-Import Bank of India 2.25% 1/13/2031[5]	250	215
Honduras (Republic of) 5.625% 6/24/2030	2,070	1,867
Nigeria (Republic of) 7.875% 2/16/2032	2,350	2,094
Panama (Republic of) 7.50% 3/1/2031	315	326
Panama (Republic of) 2.252% 9/29/2032	1,800	1,317
Panama (Republic of) 6.875% 1/31/2036	1,220	1,176
Panama (Republic of) 8.00% 3/1/2038	1,015	1,048
Panama (Republic of) 4.50% 4/16/2050	2,050	1,309
Panama (Republic of) 6.853% 3/28/2054	1,550	1,360
Panama (Republic of) 4.50% 4/1/2056	7,280	4,456
Panama (Republic of) 7.875% 3/1/2057	260	256
Peru (Republic of) 5.875% 8/8/2054	1,275	1,238
Senegal (Republic of) 6.75% 3/13/2048	8,800	5,743
Senegal (Republic of) 6.75% 3/13/2048	3,439	2,244
South Africa (Republic of) 5.875% 4/20/2032	1,003	955
South Africa (Republic of) 7.10% 11/19/2036[5]	1,150	1,116
Turkey (Republic of) 5.875% 6/26/2031	480	447
Turkey (Republic of) 6.50% 9/20/2033	1,150	1,080
United Mexican States 4.50% 4/22/2029	450	438
United Mexican States 4.75% 4/27/2032	860	802
United Mexican States 6.00% 5/7/2036	5,510	5,336
United Mexican States 6.875% 5/13/2037	4,230	4,338
United Mexican States 6.338% 5/4/2053	1,485	1,354
United Mexican States 6.40% 5/7/2054	955	874
		83,163
Federal agency bonds & notes 0.07%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	795	811
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[5]	2,260	2,281
		3,092
Municipals 0.10% California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,111
Puerto Rico 0.05%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[9]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[9]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[9]	95	53
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[9]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[9]	190	105
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[9]	265	147
Capital Group Core Plus Income ETF — Page 24 of 31

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[9]	USD210	$116
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[9]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[9]	75	42
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[9]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[9]	10	6
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[9]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[9]	400	223
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[9]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[9]	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[9]	220	123
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[9]	55	31
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[9]	165	92
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[9]	610	340
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[9]	330	184
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[9]	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[9]	355	198
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[9]	100	56
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[6,9]	465	258
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[9]	70	39
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[9]	650	361
		2,495
Texas 0.03%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	1,575	1,339
Total municipals		4,945
Total bonds, notes & other debt instruments (cost: $4,578,322,000)		4,590,866
Common stocks 0.01% Energy 0.01%	Shares
New Fortress Energy, Inc., Class A13	89,859	747
Consumer discretionary 0.00%
Party City Holdco, Inc.[5,10]	74	— [14]
Party City Holdco, Inc.[10]	7,446	— [14]
Total common stocks (cost: $1,178,000)		747
Short-term securities 11.73% Money market investments 11.73%
Capital Group Central Cash Fund 4.33%[15,16]	5,515,431	551,543
Total short-term securities (cost: $551,505,000)		551,543
Total investment securities 109.35% (cost $5,131,005,000)		5,143,156
Other assets less liabilities (9.35)%		(439,764)
Net assets 100.00%		$4,703,392
Capital Group Core Plus Income ETF — Page 25 of 31

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	1,968	6/30/2025	USD407,714	$1,226
5 Year U.S. Treasury Note Futures	Long	5,336	6/30/2025	577,122	5,069
10 Year U.S. Treasury Note Futures	Short	543	6/18/2025	(60,392)	(351)
10 Year Ultra U.S. Treasury Note Futures	Short	4,029	6/18/2025	(459,810)	(7,057)
30 Year U.S. Treasury Bond Futures	Long	216	6/18/2025	25,333	(59)
30 Year Ultra U.S. Treasury Bond Futures	Long	50	6/18/2025	6,113	(33)
					$(1,205)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	930	EUR	883	Citibank	4/4/2025	$(25)
USD	4,897	EUR	4,480	Standard Chartered Bank	4/17/2025	49
USD	2,670	EUR	2,462	Citibank	4/28/2025	4
USD	806	EUR	745	Standard Chartered Bank	4/29/2025	(1)
						$27
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.693%	Annual	SOFR	Annual	10/21/2025	USD9,000	$(175)	$—	$(175)
5.0145%	Annual	SOFR	Annual	10/27/2025	275,000	1,209	—	1,209
3.891%	Annual	SOFR	Annual	8/19/2026	250,000	93	—	93
3.7785%	Annual	SOFR	Annual	10/9/2026	235,000	(166)	—	(166)
3.863%	Annual	SOFR	Annual	10/29/2026	250,000	189	—	189
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	267	—	267
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	2,499	—	2,499
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	156	—	156
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	1,613	—	1,613
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	2,004	—	2,004
3.6955%	Annual	SOFR	Annual	10/21/2039	3,000	(57)	—	(57)
3.8095%	Annual	SOFR	Annual	10/29/2039	95,000	(614)	—	(614)
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	486	—	486
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(243)	—	(243)
						$7,261	$—	$7,261
Capital Group Core Plus Income ETF — Page 26 of 31

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(37)	$—	$(37)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
5.00%	Quarterly	CDX.NA.HY.S43	12/20/2029	USD65,625	$3,506	$4,069	$(563)
5.00%	Quarterly	CDX.NA.HY.S44	6/20/2030	19,375	941	940	— [14]
					$4,447	$5,009	$(563)
Investments in affiliates16

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 11.73%
Money market investments 11.73%
Capital Group Central Cash Fund 4.33%[15]	$295,735	$607,976	$352,128	$(30)	$(10)	$551,543	$5,822
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/ 2025)[6,8,10]	6/23/2023	$889	$905	0.02%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/ 2026)[6,8,10]	6/23/2023	777	791	0.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	563	575	0.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4],7	9/12/2023	266	272	0.01
Capital Group Core Plus Income ETF — Page 27 of 31

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Restricted securities11 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4],7	9/12/2023	$7	$7	0.00%[17]
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	101	101	0.00%[17]
		$2,603	$2,651	0.07%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,348,000, which represented .58% of the net assets of the fund.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,222,501,000, which represented 25.99% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,184,000, which represented 0.15% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Value determined using significant unobservable inputs.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,651,000, which represented 0.07% of the net assets of the fund.

[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,359,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 3/31/2025.
[16]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $1,472,081,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $9,136,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,471,454,000 and $85,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Plus Income ETF — Page 29 of 31

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,075,926	$—	$2,075,926
Corporate bonds, notes & loans	—	1,546,550	615	1,547,165
U.S. Treasury bonds & notes	—	601,346	—	601,346
Asset-backed obligations	—	275,229	—	275,229
Bonds & notes of governments & government agencies outside the U.S.	—	83,163	—	83,163
Municipals	—	4,945	—	4,945
Federal agency bonds & notes	—	3,092	—	3,092
Common stocks	747	—	— *	747
Short-term securities	551,543	—	—	551,543
Total	$552,290	$4,590,251	$615	$5,143,156

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,295	$—	$—	$6,295
Unrealized appreciation on open forward currency contracts	—	53	—	53
Unrealized appreciation on centrally cleared interest rate swaps	—	8,516	—	8,516
Liabilities:
Unrealized depreciation on futures contracts	(7,500)	—	—	(7,500)
Unrealized depreciation on open forward currency contracts	—	(26)	—	(26)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,255)	—	(1,255)
Unrealized depreciation on bilateral interest rate swaps	—	(37)	—	(37)
Unrealized depreciation on centrally cleared credit default swaps	—	(563)	—	(563)
Total	$(1,205)	$6,688	$—	$5,483

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Capital Group Core Plus Income ETF — Page 30 of 31

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Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-306-0525
Capital Group Core Plus Income ETF — Page 31 of 31